Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 924,391	$ 1,009,996	$ 1,223,507
Marketable securities	193,072	328,704	0
Accounts receivable, net of allowances of $533,663 at June 30, 2011, $564,722 at December 31, 2010 and $466,595 at December 31, 2009	1,396,932	1,079,413	1,178,056
Receivables, other	150,000	166,144	21,525
Inventories	2,953,029	2,713,616	1,586,079
Prepaid expenses and other current assets	216,382	172,971	223,891
Total current assets	5,833,806	5,470,844	4,233,058
Equipment, net	30,088	43,070	57,787
Deferred other receivable	0	0	166,144
Total assets	5,863,894	5,513,914	4,456,989
Current liabilities
Accounts payable	1,966,323	911,299	1,014,979
Accrued expenses	326,757	346,074	375,414
Total current liabilities	2,293,080	1,257,373	1,390,393
Total liabilities	2,293,080	1,257,373	1,390,393
Stockholders' equity
Common stock, $0.01 par value: Authorized 25,000,000 shares; issued 5,450,622 shares at June 30, 2011 and December 31, 2010 and 1,980,978 shares at December 31, 2009	54,506	54,506	19,810
Additional paid-in capital	33,443,516	33,388,753	32,520,464
Accumulated deficit	(30,179,063)	(29,568,392)	(29,836,577)
Accumulated other comprehensive income (loss)	251,855	381,674	362,899
Total stockholders' equity	3,570,814	4,256,541	3,066,596
Total liabilities and stockholders' equity	$ 5,863,894	$ 5,513,914	$ 4,456,989